N-4	Apr. 14, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2023
Amendment Flag	false
ChoicePlus Assurance A Class
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	6.05%	70 – 74	5.55%
75 +	6.25%	75 +	5.75%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	2.50%
65-69	4.00%	65-69	3.00%
70-74	4.50%	70-74	3.25%
75-79	4.50%	75-79	3.50%
80+	4.50%	80+	3.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-69	4.50%	65-69	4.00%
70-74	5.00%	70-74	4.50%
75-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

ChoicePlus Assurance A Class | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Class | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
ChoicePlus Assurance A Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
ChoicePlus Assurance B Class
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	6.05%	70 – 74	5.55%
75 +	6.25%	75 +	5.75%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	2.50%
65-69	4.00%	65-69	3.00%
70-74	4.50%	70-74	3.25%
75-79	4.50%	75-79	3.50%
80+	4.50%	80+	3.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-69	4.50%	65-69	4.00%
70-74	5.00%	70-74	4.50%
75-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

ChoicePlus Assurance B Class | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance B Class | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance B Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance B Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance B Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
ChoicePlus Assurance B Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
ChoicePlus Fusion
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 1st year since your last Purchase Payment, you may be assessed a surrender charge of up to 1%
of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $1,000 on the Purchase Payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges
Each Purchase Payment is subject to its own Premium Based Charge that will be deducted quarterly for seven years after the Purchase Payment is received. The
Premium Based Charge rate for new Purchase Payments decreases as the total amount of Purchase Payments increase.
•Charges and Other Deductions – Premium Based Charge
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.83%[1]	0.83%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.88%[1]	0.88%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.13%[1]	1.13%[1]
	Base Contract – Estate Enhancement Benefit	1.33%[1]	1.33%[1]
	Investment options (fund fees and expenses)	0.48%[1]	1.71%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.75% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and Premium Based Charges that substantially increase costs.

Lowest Annual Cost: $1,990	Highest Annual Cost: $6,707
Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No surrender charges
•No Premium Based Charges
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No Premium Based Charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you make a withdrawal in excess of the free withdrawal amount before the 1st year since your last Purchase Payment, you may be assessed a surrender charge of up to 1%
of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $1,000 on the Purchase Payment withdrawn.
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	1
Surrender Charge (of Purchase Payments) Maximum [Percent]	1.00%
Surrender Charge Example Maximum [Dollars]	$ 1,000
Transaction Charges [Text Block]
Transaction Charges
Each Purchase Payment is subject to its own Premium Based Charge that will be deducted quarterly for seven years after the Purchase Payment is received. The
Premium Based Charge rate for new Purchase Payments decreases as the total amount of Purchase Payments increase.
•Charges and Other Deductions – Premium Based Charge

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the current fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract – Account Value Death Benefit	0.83%[1]	0.83%[1]
	Base Contract – Guarantee of Principal Death Benefit	0.88%[1]	0.88%[1]
	Base Contract – Enhanced Guaranteed Minimum Death Benefit	1.13%[1]	1.13%[1]
	Base Contract – Estate Enhancement Benefit	1.33%[1]	1.33%[1]
	Investment options (fund fees and expenses)	0.48%[1]	1.71%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40% [1]	2.75% [2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and Premium Based Charges that substantially increase costs.

Lowest Annual Cost: $1,990	Highest Annual Cost: $6,707
Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No surrender charges
•No Premium Based Charges
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No Premium Based Charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.71%
Optional Benefits Minimum [Percent]	0.40%
Optional Benefits Maximum [Percent]	2.75%
Optional Benefits Footnotes [Text Block]	2 As an annualized percentage of the Protected Income Base.
Lowest and Highest Annual Cost [Table Text Block]

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges and Premium Based Charges that substantially increase costs.

Lowest Annual Cost: $1,990	Highest Annual Cost: $6,707
Assumes:	Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No surrender charges
•No Premium Based Charges
•No additional Purchase Payments,
transfers, or withdrawals

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No Premium Based Charges
•No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,990
Highest Annual Cost [Dollars]	$ 6,707
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•Excess Withdrawals may result in surrender charges and Premium Based Charges. If you take a withdrawal, any surrender charge or Premium Based Charge will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Charges and Other Deductions •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-888-
868-2583 or visiting www.LincolnFinancial.com.
•Principal Risks

Investment Restrictions [Text Block]	•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
Optional Benefit Restrictions [Text Block]	•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit. •You are required to have a certain level of Contract Value for some new rider elections.•We may modify or stop offering an optional benefit that is currently available at any time.•If you elect certain optional benefits, you may be limited in the amount of Purchase Payments that you can make (and when).
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	•Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns on this Contract with the professional’s firm. (Your investment professional may be your broker, investment adviser, insurance agent, or someone else).•This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	•Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. TRANSACTION EXPENSES
Premium Based Charge (as a percentage of Purchase Payments):[1,2]	4.90%
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[3]	1.00%
[1]The Premium Based Charge is payable for seven years and is deducted quarterly (0.1750%). We will deduct this charge beginning on the first quarterly contract anniversary after the Purchase Payment is paid into the Contract, continuing for a total of 28 quarterly contract anniversaries. The charge reflected is the maximum charge rate. The Premium Based Charge rate may decrease as total Purchase Payments increase. See Charges and Other Deductions - Premium Based Charge for further information.[2]If you surrender the Contract, the total remaining Premium Based Charge (if any) will be deducted from your surrender value. If you make a withdrawal above the Premium Based Charge Free Amount, a portion of the total remaining Premium Based Charge will be deducted from your Contract Value at the time of the withdrawal. See Charges and Other Deductions - Premium Based Charge for further information.[3]There is a surrender charge associated with each Purchase Payment. The surrender charge percentage is in effect until the first year after any Purchase Payment. After the first year following a Purchase Payment, the surrender charge is reduced to zero. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.  The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including fund fees and expenses. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$50

Base Contract Expense (as a percentage of average Account Value in the Subaccounts)[2]
Account Value Death Benefit	0.80%
Guarantee of Principal Death Benefit	0.85%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)[2]	1.10%
Estate Enhancement Benefit (EEB)	1.30%
Optional Benefit Expenses (Protected Lifetime Income Fees)	Single Life	Joint Life
Lincoln ProtectedPay Secure CoreSM:[3,4]
Guaranteed Maximum Annual Charge	2.75%	2.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018:[3,4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018:[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Lifetime IncomeSM Advantage 2.0:[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	1.25%	1.50%
Lincoln SmartSecurity® Advantage:[6]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	1.00%	1.25%
i4LIFE® Advantage:[7]
Current Charge	0.40%	0.40%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[3,8]
Guaranteed Maximum Annual Charge	2.00%	2.00%
i4LIFE® Advantage Guaranteed Income Benefit (version 4):[8]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	0.95%	1.15%
[1]During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.[2]Each base contract expense includes an administrative charge of 0.10%.[3]The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.[4]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.[5]The current annual charge rate may increase to the rate listed above upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000 or (c) if the Protected Income Base increases as a result of an Enhancement after the tenth Benefit Year anniversary.[6]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. The current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. A discussion of the charges for this closed rider can be found in an Appendix to this prospectus.[7]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.[8]These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Guaranteed Income Benefit (version 4), may increase to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.  The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.71%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.48%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.Appendix G — Current Rider Charges for Previous Elections The following tables reflect the current charge for optional Living Benefit Riders by election date. The current charges for new elections are disclosed in a Rate Sheet supplement. Optional Protected Lifetime Income Fees:  I4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
	Single Life	Joint Life
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) riders elected prior to April 30, 2023	0.65%	0.85%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected between October 12, 2020 and April 30, 2023	1.50%	1.60%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected on or after May 21, 2018 and prior to October 12, 2020	1.25%	1.50%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) riders elected prior to May 21, 2018	1.05%	1.25%

Sales Load (of Purchase Payments), Maximum [Percent]	4.90%
Sales Load, Footnotes [Text Block]	The Premium Based Charge is payable for seven years and is deducted quarterly (0.1750%). We will deduct this charge beginning on the first quarterly contract anniversary after the Purchase Payment is paid into the Contract, continuing for a total of 28 quarterly contract anniversaries. The charge reflected is the maximum charge rate. The Premium Based Charge rate may decrease as total Purchase Payments increase. See Charges and Other Deductions - Premium Based Charge for further information.If you surrender the Contract, the total remaining Premium Based Charge (if any) will be deducted from your surrender value. If you make a withdrawal above the Premium Based Charge Free Amount, a portion of the total remaining Premium Based Charge will be deducted from your Contract Value at the time of the withdrawal. See Charges and Other Deductions - Premium Based Charge for further information.
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	1.00%
Deferred Sales Load, Footnotes [Text Block]	There is a surrender charge associated with each Purchase Payment. The surrender charge percentage is in effect until the first year after any Purchase Payment. After the first year following a Purchase Payment, the surrender charge is reduced to zero. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the Contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee may be less in some states and will be waived after the fifteenth Contract Year, regardless of your Contract Value.
Base Contract Expense, Footnotes [Text Block]	Each base contract expense includes an administrative charge of 0.10%.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.48%	1.71%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.48%	1.48%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.71%
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$11,651	$22,500	$34,773	$67,064
1 year	3 years	5 years	10 years
$11,526	$21,550	$32,271	$57,939

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include: Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract. Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon. Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit. Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $2 million or more. This amount includes total purchase payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments. Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Account Value Death Benefit	Provides a Death Benefit equal to the Contract Value.	•0.80%	•Poor investment performance could significantly reduce the benefit. •Withdrawals could significantly reduce the benefit.
Guarantee of Principal Death Benefit	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.	•0.85%	•Withdrawals could significantly reduce the benefit.
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest Contract Value
on any contract anniversary prior to age 81
as adjusted for withdrawals.
•1.10%
•Not available if age 80 or older at the
time of issuance.
•Withdrawals could significantly reduce
the benefit.
•Poor investment performance could
significantly reduce and limit potential
increases to the highest Contract Value.

Estate Enhancement Benefit Rider
Provides a Death Benefit equal to the
greatest of (1) Contract Value; (2) all
Purchase Payments, adjusted for
withdrawals; (3) the highest Contract Value
on any contract anniversary prior to age 81
(decreased proportionately by subsequent
withdrawals); (4) current Contract Value
plus an amount based on earnings under the
Contract.
		•1.30%	•If there are no contract earnings, the calculations of the Death Benefit using contract earnings will not be available. •Withdrawals could significantly reduce the benefit.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	•Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. •Cannot be used simultaneously with portfolio rebalancing.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Cannot be used simultaneously with dollar cost averaging.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatically terminates once i4LIFE® Advantage begins.
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Lincoln ProtectedPay Secure CoreSM (available June 26, 2023 and subject to state availability)
Provides:
•Guaranteed lifetime periodic withdrawals;
•An Enhancement to the Protected
Income Base;
•Account Value Step-ups of the Protected
Income Base; and
•Age-based increases to the Protected
Annual Income amount.
•2.75% Single and Joint Life Options (as a percentage of the Protected Income Base)
•Investment Requirements apply.
•Excess Withdrawals could significantly
reduce or terminate the benefit.
•Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
•The fee rate may increase with additional
Purchase Payments, step-ups, and at any
time after ten years from the rider
effective date.
•Subject to a $10 million maximum
Protected Income Base across all Living
Benefit Riders.
•Additional Purchase Payments may be
limited.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (No longer available on and after June 26, 2023.)
Provides:
•Guaranteed lifetime periodic withdrawals;
•An Enhancement to the Protected
Income Base;
•Account Value Step-ups of the Protected
Income Base;
•Age-based increases to the Protected
Annual Income amount; and
•Nursing Home Enhancement.
•2.25% Single Life Option •2.45% Joint Life Option (as a percentage of the Protected Income Base)
•Investment Requirements apply.
•Excess Withdrawals could significantly
reduce or terminate the benefit.
•Any withdrawal may negatively impact or
eliminate the potential for enhancements
or step-ups.
•Subject to a $10 million maximum
Protected Income Base across all Living
Benefit Riders.
•Purchase Payments and step-ups may
increase fee rate.
•Additional Purchase Payments may be
limited.

i4LIFE® Advantage	Provides: •Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period.	•i4LIFE® Advantage: 0.40% in addition to the base contract expense for the Death Benefit you have elected.	•Withdrawals could significantly reduce or terminate the benefit. •Restrictions apply to the length of the Access Period. •Additional Purchase Payments may be subject to restrictions.

Guaranteed Minimum Withdrawal [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Guaranteed Minimum Income [Text Block]	Provides a Death Benefit equal to the Contract Value.
Operation of Benefit [Text Block]	Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts: •the current Contract Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln ProtectedPay Secure CoreSM and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk); or•the highest Contract Value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value; or•the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the enhancement rate times the lesser of:•the contract earnings; or•the covered earnings limit.Note: If there are no contract earnings, there will not be an amount provided under this item. The following example shows how the Death Benefit amount is calculated under the EEB. It assumes that the oldest Contractowner or Annuitant age is 68, an initial deposit of $100,000 and an enhancement rate of 40%.
Contract Value on the Valuation Date the death claim is approved	$120,000
Contract earnings	$20,000 ($120,000 - $100,000)
Covered earnings limit	$200,000 ($100,000 x 2)
The enhancement rate is multiplied by the lesser of the contract earnings amount ($20,000) or the covered earnings limit amount ($200,000)	$8,000 (40% x $20,000)
Total Death Benefit amount	$128,000 ($120,000 + $8,000)
The enhancement rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective. Contract earnings equal: •the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus•the Purchase Payments as of the effective date of this rider; minus•each Purchase Payment that is made to the Contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus•any Purchase Payment that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where (A)is the amount of the withdrawal minus the greater of $0 and (B); where(B)is the result of [(i) - (ii)]; where(i)is the Contract Value immediately prior to the withdrawal; and(ii)is the amount of Purchase Payments made into the Contract prior to the withdrawal.The covered earnings limit equals 200% of: •the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus•each Purchase Payment that is made to the Contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76thbirthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus•any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where (A)is the amount of the withdrawal minus the greater of $0 and (B); where(B)is the result of [(i) - (ii)]; where(i)is the Contract Value immediately prior to the withdrawal; and(ii)is the amount of Purchase Payments made into the Contract prior to the withdrawal.The EEB rider is not available in the state of Washington. The EEB rider can only be elected at the time the Contract is purchased. The EEB rider is not available if you have elected i4LIFE® Advantage. There is an additional charge for this Death Benefit. The EEB rider may not be terminated unless you surrender the Contract or the Contract is in the Annuity Payout period. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (Premium Based Charges and surrender charges for example) and premium taxes, if any. General Death Benefit Information Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information. If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the Contract as sole Contractowner. Upon the death of the spouse who continues the Contract, we will pay a Death Benefit to the designated Beneficiary(s). If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the Contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. Should the surviving spouse elect to continue the Contract, a portion of the Death Benefit may be credited to the Contract. Any portion of the Death Benefit that would have been payable (if the Contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the Contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the Contract will remain as the Death Benefit. If the EEB rider is in effect, the enhancement rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the Contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the Contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB at the charge that was in effect at the time you purchased your Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following: 1.an original certified death certificate or other proof of death satisfactory to us; and2.written authorization for payment; and3.all required claim forms, fully completed (including selection of a settlement option).Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: •if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or•if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected the settlement option. If the Contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions. Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Fees and Costs of Benefit [Text Block]	Protected Annual Income Rates for Lincoln ProtectedPay Secure CoreSMThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	6.05%	70 – 74	5.55%
75+	6.25%	75+	5.75%
i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who transition from Lin- coln ProtectedPay Secure CoreSM	Single Life	Joint Life
Current Initial Annual Charge	1.50%	1.60%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Secure CoreSM.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 – 58	2.00%
59 – 64	3.25%	59 – 64	2.50%
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
65 – 69	4.00%	65 – 69	3.00%
70 – 74	4.50%	70 – 74	3.25%
75 – 79	4.50%	75 – 79	3.50%
80+	4.50%	80+	3.75%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	6.05%	70 – 74	5.55%
75 +	6.25%	75 +	5.75%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	2.50%
65-69	4.00%	65-69	3.00%
70-74	4.50%	70-74	3.25%
75-79	4.50%	75-79	3.50%
80+	4.50%	80+	3.75%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-69	4.50%	65-69	4.00%
70-74	5.00%	70-74	4.50%
75-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%
Appendix D — Protected Annual Income Rates for Previous Rider Elections  Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Protected Annual Income Rates by Ages:Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between March 20, 2023 and April 30, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.75%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.25%
70 – 74	6.05%	70 – 74	5.55%
75+	6.25%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 25, 2022 and March 19, 2023
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.60%	59 – 64	4.10%
65 – 69	5.55%	65 – 69	5.05%
70 – 74	5.75%	70 – 74	5.25%
75+	6.05%	75+	5.55%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 31, 2022 and July 24, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
59 – 64	4.35%	59 – 64	3.85%
65 – 69	5.40%	65 – 69	4.90%
70 – 74	5.50%	70 – 74	5.00%
75+	5.70%	75+	5.20%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between February 7, 2022 and May 30, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
65 – 69	5.30%	65 – 69	4.80%
70+	5.40%	70+	4.90%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between June 21, 2021 and February 6, 2022
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
65 – 69	5.15%	65 – 69	4.65%
70+	5.25%	70+	4.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between June 15, 2020 and June 20, 2021
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
65+	5.00%	65+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between March 16, 2020 and June 14, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.20%	55 – 58	2.90%
59 – 64	4.50%	59 – 64	4.00%
65 – 69	5.35%	65 – 69	5.00%
70 – 74	5.45%	70 – 74	5.10%
75+	5.60%	75+	5.20%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 18, 2019 and March 15, 2020
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.20%
59 – 64	4.50%	59 – 64	4.10%
65 – 69	5.50%	65 – 69	5.20%
70 – 74	5.60%	70 – 74	5.30%
75+	5.70%	75+	5.40%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between July 15, 2019 and November 17, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between April 1, 2019 and July 14, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	5.90%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between November 1, 2018 and March 31, 2019
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 69	5.75%	65 – 69	5.50%
70 – 74	5.75%	70 – 74	5.60%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between May 21, 2018 and October 31, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.75%	55 – 58	3.75%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.75%	65 – 74	5.35%
75+	6.00%	75+	5.75%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) applications or rider election forms signed between September 25, 2017 and May 20, 2018
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.50%	59 – 64	4.25%
65 – 74	5.50%	65 – 74	5.25%
75+	5.85%	75+	5.60%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider elections on or after January 23, 2017 but prior to September 25, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.25%	59 – 64	4.00%
65+	5.25%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after May 20, 2013 but prior to January 23, 2017
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for rider elections prior to December 3, 2012
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
  Lincoln Lifetime IncomeSM Advantage 2.0
Protected Annual Income Rates by Ages:Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 20, 2013
Single Life Option		Joint Life Option
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Lincoln Lifetime IncomeSM Advantage 2.0 for rider elections on or after December 3, 2012 but prior to May 20, 2013
Single & Joint Life Option*	Single & Joint Life Option
Age	Protected Annual Income rate
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.Lincoln Lifetime IncomeSM Advantage 2.0 rider elections on or after May 21, 2012 but prior to December 3, 2012
Single Life Option		Joint Life Option*
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies. Lincoln Lifetime IncomeSM Advantage 2.0 rider elections prior to May 21, 2012
Single Life Option		Joint Life Option*
Age	Protected Annual Income rate	Age (younger of you and your spouse’s age)	Protected Annual Income rate
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies. Appendix E — Guaranteed Income Benefit Percentages for Previous Rider Elections  i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)
Guaranteed Income Benefit Percentages by Ages:i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between June 15, 2020 and April 30, 2023.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.25%	40 – 54	2.00%
55 – 58	2.25%	55 –58	2.00%
59 – 64	3.25%	59 – 64	2.50%
65 – 69	4.00%	65 – 69	3.00%
70 – 74	4.50%	70 – 74	3.25%
75 – 79	4.50%	75 – 79	3.50%
80+	4.50%	80+	3.75%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between November 18, 2019 and June 14, 2020.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	2.75%
55 – 58	3.25%	55 –58	3.00%
59 – 64	3.75%	59 – 64	3.50%
65 – 69	4.25%	65 – 69	4.00%
70 – 74	5.00%	70 – 74	4.25%
75 – 79	5.00%	75 – 79	4.75%
80+	5.25%	80+	5.00%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections on or after May 20, 2013 or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 20, 2013 and November 17, 2019.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Protected Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Protected Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 –58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there have not been any Account Value Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. i4LIFE® Advantage Guaranteed Income Benefit (version 4) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 i4LIFE® Advantage Guaranteed Income Benefit elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%
*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between May 21, 2012 and May 19, 2013
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Protected Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*If joint life option is in effect, the younger of you and your spouse’s age applies**Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up, if any, or the rider’s effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 between May 21, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies**Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.i4LIFE® Advantage Guaranteed Income Benefit elections prior to
May 21, 2012, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
Under age 40	2.50%
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount**
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%
*If joint life option is in effect, the younger of you and your spouse’s age applies**Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Protected Income Base reduced by all Protected Annual Income payments since the last Account Value Step-up or the rider's effective date (if there has not been any Account Value Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.Appendix F — Enhancement Rates for Previous Rider Elections  Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Enhancement Rates:
If your rider was purchased:	The Enhancement is based on the…	…multiplied by the Enhancement Rate of…
On or after July 25, 2022, but prior to April 30, 2023	Enhancement Base	7%
On or after May 18, 2020, but prior to July 25, 2022	Enhancement Base	5%
On or after February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date), but prior to May 18, 2020, subject to state availability	Enhancement Base	6%
Prior to February 20, 2018 (April 2, 2018, if your rider was elected after the contract issue date)	Protected Income Base	5%

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B (formerly AB VPS Small/Mid Cap Value Portfolio)	1.05%	-15.82%	3.62%	9.06%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.66%[2]	-24.74%	7.06%	10.15%
Long-term growth of capital.	American Funds Global Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.91%[2]	-24.92%	6.80%	9.92%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.91%[2]	-29.55%	2.79%	6.84%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.16%[2]	-29.69%	2.54%	6.58%
Growth of capital.	American Funds Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.59%	-29.94%	11.14%	13.64%
Growth of capital.	American Funds Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.84%	-30.11%	10.86%	13.38%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.78%	-16.71%	7.56%	11.28%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds International Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	American Funds International Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.03%	-21.02%	-1.29%	3.67%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	-25.50%	4.95%	8.95%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B	1.21%	-7.74%	2.50%	2.14%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.86%	-24.64%	12.14%	14.52%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	-14.97%	5.68%	9.69%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	-10.68%	N/A	N/A
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	-16.19%	2.46%	5.44%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.71%	-5.47%	4.30%	5.51%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.81%	-5.59%	4.19%	5.40%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.94%	-7.43%	3.15%	6.73%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.04%	-7.47%	3.05%	6.62%
Long-term capital appreciation.	Goldman Sachs VIT Large Cap Value Fund - Service Shares	0.94%[2]	-6.57%	6.61%	9.14%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.89%[2]	-2.53%	5.57%	6.99%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.94%[2]	-26.92%	6.12%	8.28%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.97%[2]	-23.76%	6.49%	6.77%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class This fund will be available on or about May 22, 2023. Consult your registered representative.	1.12%	N/A	N/A	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.03%	-27.88%	8.41%	11.16%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1.01%	-11.38%	-1.47%	1.89%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.86%[2]	-14.90%	6.46%	8.38%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.97%[2]	-12.28%	3.30%	4.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued before May 20, 2019.	1.04%[2]	-19.74%	N/A	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1.01%[2]	-15.61%	1.14%	3.26%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 20, 2019.	1.00%[2]	-18.88%	0.80%	3.48%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.92%[2]	-10.46%	1.80%	3.23%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1.01%[2]	-9.39%	3.88%	6.44%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.76%[2]	-5.12%	0.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	-14.96%	1.99%	3.45%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	-21.39%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.81%[2]	-14.54%	1.62%	3.31%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	-14.53%	1.24%	4.06%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class	0.85%[2]	-17.04%	-1.24%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	-16.09%	3.22%	5.45%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-3.69%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.85%	-13.52%	1.72%	3.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.83%	-13.35%	2.81%	5.36%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1.02%[2]	-20.33%	1.99%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.61%	-13.58%	-0.86%	0.15%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.99%[2]	-31.80%	9.30%	12.77%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	-9.84%	4.91%	7.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	-3.13%	9.26%	11.76%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2	0.77%[2]	-4.95%	-2.32%	-0.78%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such partiesmake any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.[5]Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.[6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-888-868-2583 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class B (formerly AB VPS Small/Mid Cap Value Portfolio)	1.05%	-15.82%	3.62%	9.06%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class II	1.08%[2]	-17.47%	4.18%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.66%[2]	-24.74%	7.06%	10.15%
Long-term growth of capital.	American Funds Global Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.91%[2]	-24.92%	6.80%	9.92%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.91%[2]	-29.55%	2.79%	6.84%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.16%[2]	-29.69%	2.54%	6.58%
Growth of capital.	American Funds Growth Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.59%	-29.94%	11.14%	13.64%
Growth of capital.	American Funds Growth Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.84%	-30.11%	10.86%	13.38%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.78%	-16.71%	7.56%	11.28%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	American Funds International Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.78%	-20.79%	-1.03%	3.92%
Long-term growth of capital.	American Funds International Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.03%	-21.02%	-1.29%	3.67%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	-25.50%	4.95%	8.95%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Service Class[3]	1.48%[2]	-27.81%	-2.19%	2.06%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B	1.21%	-7.74%	2.50%	2.14%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.72%	-18.19%	6.93%	8.63%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.85%	-26.49%	8.39%	11.15%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.86%	-24.64%	12.14%	14.52%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	-14.97%	5.68%	9.69%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	-10.68%	N/A	N/A
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	-16.19%	2.46%	5.44%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.71%	-5.47%	4.30%	5.51%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	0.81%	-5.59%	4.19%	5.40%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 2 This fund is not available in contracts issued on or after May 22, 2017.	0.94%	-7.43%	3.15%	6.73%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 4 This fund is not available in contracts issued before May 22, 2017.	1.04%	-7.47%	3.05%	6.62%
Long-term capital appreciation.	Goldman Sachs VIT Large Cap Value Fund - Service Shares	0.94%[2]	-6.57%	6.61%	9.14%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.16%	-18.50%	1.26%	4.15%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.89%[2]	-2.53%	5.57%	6.99%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class	0.98%[2]	-15.58%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.80%	-4.95%	1.94%	0.55%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class (formerly LVIP BlackRock Global Real Estate Fund)	1.06%[2]	-28.82%	0.20%	2.66%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	0.94%[2]	-26.92%	6.12%	8.28%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class	0.97%[2]	-23.76%	6.49%	6.77%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Service Class This fund will be available on or about May 22, 2023. Consult your registered representative.	1.12%	N/A	N/A	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.72%	-14.00%	-0.18%	0.82%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Service Class[3]	0.84%[2]	-14.12%	0.12%	1.07%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Service Class[3]	0.83%[2]	-4.40%	0.65%	0.76%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Service Class[3]	0.77%	-9.19%	5.71%	10.26%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Service Class[3]	1.10%[2]	-13.99%	5.78%	10.18%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Service Class[3]	0.79%	-19.99%	8.50%	11.39%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Service Class[3]	1.03%	-27.88%	8.41%	11.16%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware REIT Fund)	1.13%[2]	-25.53%	2.10%	4.92%
Long-term capital appreciation.	LVIP Delaware Value Fund - Service Class[3]	0.99%[2]	-3.56%	6.46%	10.33%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1.01%	-11.38%	-1.47%	1.89%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.86%[2]	-14.90%	6.46%	8.38%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.97%[2]	-12.28%	3.30%	4.56%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.71%[2]	-12.05%	-1.71%	0.09%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class (formerly LVIP SSGA Developed International 150 Fund)	0.65%[2]	-7.24%	-0.50%	4.26%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class (formerly LVIP SSGA Large Cap 100 Fund)	0.61%[2]	-10.20%	6.44%	11.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.64%[2]	-12.67%	4.90%	8.53%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued before May 20, 2019.	1.04%[2]	-19.74%	N/A	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1.01%[2]	-15.61%	1.14%	3.26%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class This fund is not available in contracts issued on or after May 20, 2019.	1.00%[2]	-18.88%	0.80%	3.48%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.99%[2]	-17.58%	0.86%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class	0.66%	1.14%	0.81%	0.43%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class	0.92%[2]	-10.46%	1.80%	3.23%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1.01%[2]	-9.39%	3.88%	6.44%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class	1.04%[2]	-14.50%	4.77%	6.21%
Capital Appreciation.	LVIP MFS Value Fund - Service Class	0.87%[2]	-6.31%	7.11%	10.81%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class (formerly LVIP Global Income Fund)	0.89%[2]	-15.34%	-1.57%	-0.67%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class	1.01%[2]	-10.98%	-0.50%	3.34%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class	0.76%[2]	-5.12%	0.32%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class	0.62%[2]	-13.66%	-0.57%	0.45%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class	0.76%[2]	-14.96%	1.99%	3.45%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.75%[2]	-21.39%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.81%[2]	-14.54%	1.62%	3.31%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class	0.62%[2]	-14.53%	1.24%	4.06%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Service Class	0.85%[2]	-17.04%	-1.24%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class	0.75%	-15.62%	3.07%	4.97%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.75%	-16.09%	3.22%	5.45%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4]	0.48%	-18.51%	8.88%	12.01%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class	0.61%[2]	-3.69%	N/A	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class	0.63%[2]	-20.98%	3.43%	8.28%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.85%	-13.52%	1.72%	3.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.82%	-13.38%	2.73%	4.93%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.83%	-13.35%	2.81%	5.36%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Service Class	0.92%[2]	-40.87%	4.52%	10.83%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.98%[2]	-24.71%	8.28%	11.72%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1.02%[2]	-20.33%	1.99%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class	0.61%	-13.58%	-0.86%	0.15%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class	0.94%[2]	-33.49%	9.59%	13.41%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class	1.04%[2]	-10.23%	5.29%	8.90%
Capital Appreciation.	MFS® VIT Growth Series - Service Class	0.99%[2]	-31.80%	9.30%	12.77%
Total return.	MFS® VIT Total Return Series - Service Class	0.86%[2]	-9.84%	4.91%	7.07%
Total return.	MFS® VIT Utilities Series - Service Class	1.03%[2]	0.48%	8.73%	8.35%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	-3.13%	9.26%	11.76%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 2	0.77%[2]	-4.95%	-2.32%	-0.78%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
ChoicePlus Fusion | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
ChoicePlus Fusion | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
ChoicePlus Fusion | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
ChoicePlus Fusion | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
ChoicePlus Fusion | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
ChoicePlus Fusion | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
ChoicePlus Fusion | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $2 million or more. This amount includes total purchase payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
ChoicePlus Fusion | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
ChoicePlus Fusion | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
ChoicePlus Fusion | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
ChoicePlus Fusion | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
ChoicePlus Fusion | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
ChoicePlus Fusion | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.•Excess Withdrawals may result in surrender charges and Premium Based Charges. If you take a withdrawal, any surrender charge or Premium Based Charge will reduce the value of your Contract or the amount of money that you actually receive.•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
ChoicePlus Fusion | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.•Each investment option (including the fixed account option) has its own unique risks.•You should review the investment options before making an investment decision.
ChoicePlus Fusion | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Contract is subject to the risks related to us. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-888-868-2583 or visiting www.LincolnFinancial.com.
ChoicePlus Fusion | ABVPSDiscoveryValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio - Class B
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(15.82%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	9.06%
ChoicePlus Fusion | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
ChoicePlus Fusion | AmericanCenturyVPBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Name [Text Block]	American Century VP Balanced Fund - Class II
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(17.47%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
ChoicePlus Fusion | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
ChoicePlus Fusion | AmericanFundsGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 4
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
ChoicePlus Fusion | AmericanFundsGlobalSmallCapitalizationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 2
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(29.55%)
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	6.84%
ChoicePlus Fusion | AmericanFundsGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 4
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
ChoicePlus Fusion | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
ChoicePlus Fusion | AmericanFundsGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 4
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
ChoicePlus Fusion | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
ChoicePlus Fusion | AmericanFundsGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 4
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
ChoicePlus Fusion | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
ChoicePlus Fusion | AmericanFundsInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds International Fund - Class 4
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
ChoicePlus Fusion | ClearBridgeVariableMidCapPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Adviser [Text Block]	advised by Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(25.50%)
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	8.95%
ChoicePlus Fusion | DelawareVIPEmergingMarketsSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Emerging Markets Series - Service Class
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(27.81%)
Average Annual Total Returns, 5 Years [Percent]	(2.19%)
Average Annual Total Returns, 10 Years [Percent]	2.06%
ChoicePlus Fusion | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series - Service Class
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
ChoicePlus Fusion | DWSAlternativeAssetAllocationVIPPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class B
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
ChoicePlus Fusion | FidelityVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk.
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(18.19%)
Average Annual Total Returns, 5 Years [Percent]	6.93%
Average Annual Total Returns, 10 Years [Percent]	8.63%
ChoicePlus Fusion | FidelityVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
ChoicePlus Fusion | FidelityVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(24.64%)
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
ChoicePlus Fusion | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
ChoicePlus Fusion | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio – Class I
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
ChoicePlus Fusion | FranklinAllocationVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with income as a secondary objective.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund - Class 4
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.19%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	5.44%
ChoicePlus Fusion | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 2
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
ChoicePlus Fusion | FranklinIncomeVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 4
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(5.59%)
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.40%
ChoicePlus Fusion | FranklinMutualSharesVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 2
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(7.43%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	6.73%
ChoicePlus Fusion | FranklinMutualSharesVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation; income is a secondary consideration.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund - Class 4
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(7.47%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	6.62%
ChoicePlus Fusion | GoldmanSachsVITLargeCapValueFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Large Cap Value Fund - Service Shares
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(6.57%)
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	9.14%
ChoicePlus Fusion | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series II Shares
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
ChoicePlus Fusion | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.83%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	11.26%
ChoicePlus Fusion | LVIPBlackRockDividendValueManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(2.53%)
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	6.99%
ChoicePlus Fusion | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(15.58%)
ChoicePlus Fusion | LVIPBlackRockInflationProtectedBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	0.55%
ChoicePlus Fusion | LVIPBlackRockRealEstateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(28.82%)
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	2.66%
ChoicePlus Fusion | LVIPBlendedLargeCapGrowthManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(26.92%)
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
ChoicePlus Fusion | LVIPBlendedMidCapManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(23.76%)
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	6.77%
ChoicePlus Fusion | LVIPChanningSmallCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Channing Small Cap Value Fund - Service Class
Current Expenses [Percent]	1.12%
ChoicePlus Fusion | LVIPConservativeStructuredAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Service Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(14.00%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
ChoicePlus Fusion | LVIPDelawareBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Delaware Bond Fund - Service Class
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(0.16%)
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.95%
ChoicePlus Fusion | LVIPDelawareDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Floating Rate Fund - Service Class
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.12%)
Average Annual Total Returns, 5 Years [Percent]	0.12%
Average Annual Total Returns, 10 Years [Percent]	1.07%
ChoicePlus Fusion | LVIPDelawareDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income Fund - Service Class
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(4.40%)
Average Annual Total Returns, 5 Years [Percent]	0.65%
Average Annual Total Returns, 10 Years [Percent]	0.76%
ChoicePlus Fusion | LVIPDelawareLimitedTermDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Limited-Term Diversified Income Fund - Service Class
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(9.19%)
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	10.26%
ChoicePlus Fusion | LVIPDelawareMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Mid Cap Value Fund - Service Class
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(13.99%)
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	10.18%
ChoicePlus Fusion | LVIPDelawareSMIDCapCoreFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware SMID Cap Core Fund - Service Class
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(19.99%)
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	11.39%
ChoicePlus Fusion | LVIPDelawareSocialAwarenessFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Social Awareness Fund - Service Class
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(27.88%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	11.16%
ChoicePlus Fusion | LVIPDelawareUSGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Delaware U.S. Growth Fund - Service Class
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(25.53%)
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.92%
ChoicePlus Fusion | LVIPDelawareUSREITFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware U.S. REIT Fund - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(3.56%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	10.33%
ChoicePlus Fusion | LVIPDelawareValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Delaware Value Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(11.38%)
Average Annual Total Returns, 5 Years [Percent]	(1.47%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
ChoicePlus Fusion | LVIPDimensionalInternationalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Dimensional International Equity Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.90%)
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.38%
ChoicePlus Fusion | LVIPDimensionalUSEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(12.28%)
Average Annual Total Returns, 5 Years [Percent]	3.30%
Average Annual Total Returns, 10 Years [Percent]	4.56%
ChoicePlus Fusion | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.05%)
Average Annual Total Returns, 5 Years [Percent]	(1.71%)
Average Annual Total Returns, 10 Years [Percent]	0.09%
ChoicePlus Fusion | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(7.24%)
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	4.26%
ChoicePlus Fusion | LVIPFranklinTempletonMultiFactorInternationalEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(10.20%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	11.40%
ChoicePlus Fusion | LVIPFranklinTempletonMultiFactorLargeCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(12.67%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	8.53%
ChoicePlus Fusion | LVIPFranklinMultiFactorSMIDCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(19.74%)
ChoicePlus Fusion | LVIPGlobalAggressiveGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(15.61%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.26%
ChoicePlus Fusion | LVIPGlobalConservativeAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(18.88%)
Average Annual Total Returns, 5 Years [Percent]	0.80%
Average Annual Total Returns, 10 Years [Percent]	3.48%
ChoicePlus Fusion | LVIPGlobalGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(17.58%)
Average Annual Total Returns, 5 Years [Percent]	0.86%
Average Annual Total Returns, 10 Years [Percent]	3.30%
ChoicePlus Fusion | LVIPGlobalModerateAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	1.14%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	0.43%
ChoicePlus Fusion | LVIPGovernmentMoneyMarketFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(10.46%)
Average Annual Total Returns, 5 Years [Percent]	1.80%
Average Annual Total Returns, 10 Years [Percent]	3.23%
ChoicePlus Fusion | LVIPJPMorganHighYieldFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(9.39%)
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	6.44%
ChoicePlus Fusion | LVIPJPMorganSelectMidCapValueManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.21%
ChoicePlus Fusion | LVIPMFSInternationalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Service Class
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(6.31%)
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	10.81%
ChoicePlus Fusion | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.34%)
Average Annual Total Returns, 5 Years [Percent]	(1.57%)
Average Annual Total Returns, 10 Years [Percent]	(0.67%)
ChoicePlus Fusion | LVIPModerateStructuredAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(10.98%)
Average Annual Total Returns, 5 Years [Percent]	(0.50%)
Average Annual Total Returns, 10 Years [Percent]	3.34%
ChoicePlus Fusion | LVIPModeratelyAggressiveStructuredAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Service Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.12%)
Average Annual Total Returns, 5 Years [Percent]	0.32%
ChoicePlus Fusion | LVIPMondrianGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
ChoicePlus Fusion | LVIPMondrianInternationalValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(14.96%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.45%
ChoicePlus Fusion | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(21.39%)
ChoicePlus Fusion | LVIPSSGABondIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Service Class
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(14.54%)
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	3.31%
ChoicePlus Fusion | LVIPSSGAConservativeIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Service Class
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	4.06%
ChoicePlus Fusion | LVIPSSGAEmergingMarketsEquityIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(17.04%)
Average Annual Total Returns, 5 Years [Percent]	(1.24%)
ChoicePlus Fusion | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.97%
ChoicePlus Fusion | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(16.09%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.45%
ChoicePlus Fusion | LVIPSSGAInternationalManagedVolatilityFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA International Managed Volatility Fund - Service Class
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(18.51%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	12.01%
ChoicePlus Fusion | LVIPSSGAModerateIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(3.69%)
ChoicePlus Fusion | LVIPSSGAModeratelyAggressiveIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000®Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(20.98%)
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	8.28%
ChoicePlus Fusion | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(13.52%)
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	3.41%
ChoicePlus Fusion | LVIPSSGAShortTermBondIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Short-Term Bond Index Fund - Service Class
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.38%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	4.93%
ChoicePlus Fusion | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Average Annual Total Returns, 10 Years [Percent]	5.36%
ChoicePlus Fusion | LVIPTRowePriceGrowthStockFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Growth Stock Fund - Service Class
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(40.87%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
Average Annual Total Returns, 10 Years [Percent]	10.83%
ChoicePlus Fusion | LVIPTRowePriceStructuredMidCapGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(24.71%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	11.72%
ChoicePlus Fusion | LVIPUSGrowthAllocationManagedRiskFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(20.33%)
Average Annual Total Returns, 5 Years [Percent]	1.99%
ChoicePlus Fusion | LVIPVanguardBondAllocationFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(13.58%)
Average Annual Total Returns, 5 Years [Percent]	(0.86%)
Average Annual Total Returns, 10 Years [Percent]	0.15%
ChoicePlus Fusion | LVIPVanguardDomesticEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(18.95%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	11.27%
ChoicePlus Fusion | LVIPVanguardInternationalEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(16.83%)
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	3.69%
ChoicePlus Fusion | LVIPWellingtonCapitalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Service Class
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(33.49%)
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	13.41%
ChoicePlus Fusion | LVIPWellingtonSMIDCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(10.23%)
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	8.90%
ChoicePlus Fusion | MFSVITGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(31.80%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.77%
ChoicePlus Fusion | MFSVITTotalReturnSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(9.84%)
Average Annual Total Returns, 5 Years [Percent]	4.91%
Average Annual Total Returns, 10 Years [Percent]	7.07%
ChoicePlus Fusion | MFSVITUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
ChoicePlus Fusion | PutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IB
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(3.13%)
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	11.76%
ChoicePlus Fusion | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 2
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
ChoicePlus Fusion | LVIPFranklinTempletonGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
ChoicePlus Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Fusion | ValueDeathBenefitMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.83%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.83%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.80%
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the Contract Value.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	Poor investment performance could significantly reduce the benefit.•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Account Value Death Benefit
Operation of Benefit [Text Block]	Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your Contract may refer to this benefit as the Contract Value Death Benefit.) For example, assume an initial deposit into the Contract of $10,000. The Contract Value increases and equals $12,000 on the Valuation Date the death claim is approved. The amount of Death Benefit paid equals $12,000.
ChoicePlus Fusion | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.88%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.88%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.85%
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.85%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Guarantee of Principal Death Benefit
Operation of Benefit [Text Block]	Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit under this Contract; this means that if you do not select a Death Benefit, the Guarantee of Principal Death Benefit will be automatically selected for you at contract issue. There is an additional charge for this Death Benefit. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of: •the current Contract Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln ProtectedPay Secure CoreSM and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).For example, assume an initial deposit into the Contract of $10,000. The Contract Value decreases and equals $8,000 on the Valuation Date the death claim is approved. Since your principal is guaranteed, the amount of Death Benefit paid equals $10,000. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (Premium Based Charges and surrender charges for example) and premium taxes, if any. The Guarantee of Principal Death Benefit may be discontinued by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
ChoicePlus Fusion | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.13%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.13%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.10%
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the highest Contract Value on any contract anniversary prior to age 81 as adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.10%
Brief Restrictions / Limitations [Text Block]	Not available if age 80 or older at the time of issuance.•Withdrawals could significantly reduce the benefit.•Poor investment performance could significantly reduce and limit potential increases to the highest Contract Value.
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Operation of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB provides a Death Benefit equal to the greatest of: •the current Contract Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Withdrawals less than or equal to the Protected Annual Income amount under applicable Living Benefit Riders may reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See Living Benefit Riders – Lincoln ProtectedPay Secure CoreSM and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk); or•the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.The following example shows how the Death Benefit amount is calculated under the EGMDB:
7/3/23 Initial Deposit / Contract Value	$10,000
7/3/27 Contract Value	$25,000
7/3/28 Contract Value	$23,500
The EGMDB provides a Death Benefit equal to the highest Contract Value on any contract anniversary, so the amount of Death Benefit paid equals $25,000 on the date the death claim is approved. In a declining market, withdrawals reduce the Death Benefit in the same proportion the Contract Value is reduced, which has a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (Premium Based Charges and surrender charges for example) and premium taxes, if any. The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance. There is an additional charge for this Death Benefit. You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
ChoicePlus Fusion | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.•Cannot be used simultaneously with portfolio rebalancing.
Name of Benefit [Text Block]	Dollar-Cost Averaging
ChoicePlus Fusion | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging.
Name of Benefit [Text Block]	Portfolio Rebalancing
ChoicePlus Fusion | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE®Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
ChoicePlus Fusion | LincolnProtectedPaySecureCoreJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Fusion | LincolnProtectedPaySecureCoreSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Fusion | LincolnLifetimeIncomeAdvantage20ManagedRiskSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
ChoicePlus Fusion | LincolnLifetimeIncomeAdvantage20ManagedRiskSingleLifeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%
ChoicePlus Fusion | LincolnLifetimeIncomeAdvantage20ManagedRiskJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.45%
ChoicePlus Fusion | LincolnLifetimeIncomeAdvantage20ManagedRiskJointLIfeMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Offered Ending [Date]	May 21, 2018
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
ChoicePlus Fusion | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Guaranteed Income Benefit (version 4), may increase to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Name of Benefit [Text Block]	i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides: •Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage and is added to your base contract expense. These charges continue during the Access Period. During the Lifetime Income Period, the i4LIFE® Advantage charge rate of 0.40% is added to the Account Value Death Benefit base contract expense. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is the Account Value Death Benefit base contract expense plus the i4LIFE® Advantage charge. The current annual charge rate for Guaranteed Income Benefit (version 4), may increase to the rate listed above upon the next automatic step-up of the Guaranteed Income Benefit. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce or terminate the benefit. •Restrictions apply to the length of the Access Period. •Additional Purchase Payments may be subject to restrictions.
Name of Benefit [Text Block]	i4LIFE® Advantage
ChoicePlus Fusion | EstateEnhancementBenefitRiderMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.33%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.33%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Name of Benefit [Text Block]	Estate Enhancement Benefit Rider
Purpose of Benefit [Text Block]	Provides a Death Benefit equal to the greatest of (1) Contract Value; (2) all Purchase Payments, adjusted for withdrawals; (3) the highest Contract Value on any contract anniversary prior to age 81 (decreased proportionately by subsequent withdrawals); (4) current Contract Value plus an amount based on earnings under the Contract.
Brief Restrictions / Limitations [Text Block]	If there are no contract earnings, the calculations of the Death Benefit using contract earnings will not be available.•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Estate Enhancement Benefit Rider
ChoicePlus Fusion | LincolnProtectedPaySingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Fusion | LincolnProtectedPayJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
ChoicePlus Fusion | i4LIFEAdvantageSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
ChoicePlus Fusion | i4LIFEAdvantageJointLIfeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
ChoicePlus Fusion | EEBDeathBenefitandLincolnProtectedPaySecureCoreSMMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,651
Surrender Expense, 3 Years, Maximum [Dollars]	22,500
Surrender Expense, 5 Years, Maximum [Dollars]	34,773
Surrender Expense, 10 Years, Maximum [Dollars]	67,064
Annuitized Expense, 1 Year, Maximum [Dollars]	6,451
Annuitized Expense, 3 Years, Maximum [Dollars]	19,700
Annuitized Expense, 5 Years, Maximum [Dollars]	33,373
Annuitized Expense, 10 Years, Maximum [Dollars]	67,064
No Surrender Expense, 1 Year, Maximum [Dollars]	6,451
No Surrender Expense, 3 Years, Maximum [Dollars]	19,700
No Surrender Expense, 5 Years, Maximum [Dollars]	33,373
No Surrender Expense, 10 Years, Maximum [Dollars]	67,064
ChoicePlus Fusion | i4LIFEAdvantagewithEGMDBDeathBenefiti4LIFEAdvantageGuaranteedIncomeBenefitMRMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	11,526
Surrender Expense, 3 Years, Maximum [Dollars]	21,550
Surrender Expense, 5 Years, Maximum [Dollars]	32,271
Surrender Expense, 10 Years, Maximum [Dollars]	57,939
Annuitized Expense, 1 Year, Maximum [Dollars]	6,326
Annuitized Expense, 3 Years, Maximum [Dollars]	18,750
Annuitized Expense, 5 Years, Maximum [Dollars]	30,871
Annuitized Expense, 10 Years, Maximum [Dollars]	57,939
No Surrender Expense, 1 Year, Maximum [Dollars]	6,326
No Surrender Expense, 3 Years, Maximum [Dollars]	18,750
No Surrender Expense, 5 Years, Maximum [Dollars]	30,871
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 57,939
ChoicePlus Fusion | LincolnProtectedPaySecureCoreMember
Prospectus:
Name of Benefit [Text Block]	Lincoln ProtectedPay Secure CoreSM(available June 26, 2023 and subject to state availability)
Purpose of Benefit [Text Block]	Provides: •Guaranteed lifetime periodic withdrawals; •An Enhancement to the Protected Income Base;•Account Value Step-ups of the Protected Income Base; and•Age-based increases to the Protected Annual Income amount.
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply.•Excess Withdrawals could significantly reduce or terminate the benefit. •Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.•The fee rate may increase with additional Purchase Payments, step-ups, and at any time after ten years from the rider effective date. •Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders. •Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln ProtectedPay Secure CoreSM(available June 26, 2023 and subject to state availability)
ChoicePlus Fusion | LincolnLifetimeIncomeAdvantage20ManagedRiskMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
Offered Starting [Date]	May 21, 2018
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)(No longer available on and after June 26, 2023.)
Purpose of Benefit [Text Block]	Provides:•Guaranteed lifetime periodic withdrawals;•An Enhancement to the Protected Income Base;•Account Value Step-ups of the Protected Income Base;•Age-based increases to the Protected Annual Income amount; and•Nursing Home Enhancement.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups and Enhancements, and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This same fee applies when transitioning to the appropriate version of i4LIFE® Advantage Guaranteed Income Benefit. See Charges and Other Deductions – Protected Lifetime Income Fees for more information about your Living Benefit Rider.
Brief Restrictions / Limitations [Text Block]	•Investment Requirements apply.•Excess Withdrawals could significantly reduce or terminate the benefit. •Any withdrawal may negatively impact or eliminate the potential for enhancements or step-ups.•Subject to a $10 million maximum Protected Income Base across all Living Benefit Riders.•Purchase Payments and step-ups may increase fee rate.•Additional Purchase Payments may be limited.
Name of Benefit [Text Block]	Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)(No longer available on and after June 26, 2023.)
ChoicePlus Fusion | GuaranteedBenefitMember
Prospectus:
Operation of Benefit [Text Block]	If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of the Contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon death, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim. If your Contract Value equals zero, no Death Benefit will be paid.
ChoicePlus Fusion | LincolnProtectedPayMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
Optional Benefit Expense, Footnotes [Text Block]	The current charge for new elections of this rider is disclosed in a Rate Sheet. The rates and/or percentages from previous effective periods are included in an Appendix to this prospectus.
ChoicePlus Fusion | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefits The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your Contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the Contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the Contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary
*Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.**Death of Annuitant is treated like death of the Contractowner.A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner. If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The Contract terminates when any Death Benefit is paid due to the death of the Annuitant.